STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 18: STOCK-BASED COMPENSATION

During the nine months ended September 30, 2025, the Company issued 585,000 shares of our common stock to certain advisers with a fair value of approximately $133,000, as determined on the issuance date using the reported closing share price. Further, the Company issued 2,273,309 shares of our common stock to its directors and employees as consideration for past services performed with a fair value of approximately $404,000, as determined on the issuance date using the reported closing share price. The stock awards issued to date have been one-time grants made without any associated vesting requirements.

NOTE 13: STOCK BASED COMPENSATION

2019 Equity Incentive Plan

For periods prior to the reverse recapitalization (See Note 5), the 2019 Plan as approved by the board of directors (the “Board”), permitted the granting of stock options (including both nonqualified stock options and incentive stock options) to directors, executive officers, employees, consultants, advisors, independent contractors and other service providers of the Company, who, in the opinion of the Board, are in a position to make a significant contribution to the success of the Company. As of December 31, 2024, there were 473,922 shares of the Company’s common stock authorized for issuance under the 2019 Plan.

Legacy Options converted into an option to purchase a number of shares of Company common stock equal to the product of the number of shares of Legacy ConnectM common stock and the Exchange Ratio at an exercise price per share equal to the exercise price of the Legacy Option divided by the Exchange Ratio. Each exchanged option is governed by the same terms and conditions applicable to the Legacy Option prior to the Business Combination. No further grants can be made under the 2019 Plan.

The option exercise price for all grantees equals the stock’s estimated fair value on the date of the grant, after giving effect to the Exchange Ratio. The Board determined the fair value of common stock at the time of grant by considering a number of objective and subjective factors, including independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of capital stock, and general and industry-specific economic outlook, amongst other factors. The Company believes the fair value of the stock options granted to nonemployees is more readily determinable than the fair value of the services received.

The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model in order to measure the compensation cost associated with the award. This model incorporates the following assumptions for inputs:

●	Expected volatility in the market value of the underlying common stock: The expected volatility was determined by examining the historical volatilities of a group of industry peers, as the Company did not have any trading history for the Company’s common stock.
●	Expected term: For employees, the expected term is determined using the “simplified” method as prescribed by the SEC’s Staff Accounting Bulletin No 107, Share-Based Payment, to estimate on a formula basis the expected term of the Company’s employee stock options which are considered to have “plain vanilla” characteristics. For nonemployees, the expected term represents the contractual term of the option.
●	Risk-free interest rate: The risk-free interest rate was based upon quoted market yields for the United States Treasury instruments with terms that were consistent with the expected term of the Company’s stock options.
●	Expected dividend yield of the underlying common stock: The expected dividend yield was based on the Company’s history and management’s current expectation regarding future dividends.

A summary of the activity under the 2019 Plan at December 31, 2024 and 2023, and changes during the same periods is presented below:

			Weighted-average
		Weighted-average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding at January 1, 2023	473,929	$0.70	6.2
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2023	473,929	0.70	5.2
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2024	473,929	$0.70	4.2
Vested and exercisable at December 31, 2023	473,929	0.70	4.2
Vested and exercisable at December 31, 2024	473,929	$0.70	4.2

As of December 31, 2024, the options outstanding and exercisable have an intrinsic value of approximately $288,000 and $288,000, respectively. Share-based compensation expense during the years ended December 31, 2024 and 2023 was less than $1,000. As of December 31, 2024, there was no unrecognized compensation cost related to share-based payments.

2023 Equity Incentive Plan

The Company’s shareholders approved the 2023 Plan on July 10, 2024 in connection with the Business Combination. The 2023 Plan is administered by the Board. The selection of participants, allotment of shares, determination of price and other conditions are approved by the Board at its sole discretion in order to attract and retain personnel instrumental to the success of the Company. Under the 2023 Plan, shares of the Company’s common stock may be granted in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards, cash awards, and other equity-based awards.

The maximum aggregate number of shares of the Company’s common stock that may be issued under the 2023 Plan is equal to 10% of the outstanding shares of the Company’s common stock on the Merger Closing Date less the number of shares of the Company’s common stock subject to the Legacy Options (the “Total Share Reserve”. The Total Share Reserve will be increased automatically on January 1 of each year during the term of the 2023 Plan by the lesser of (i) 4.0% of the shares of common stock outstanding on December 31 of the prior year, or (ii) a smaller number of shares as determined by the Board. The maximum number of shares of Company’s common stock with respect to which incentive stock options may be granted under the 2023 Plan is 100,000,000 shares. As of December 31, 2024, the Total Share Reserve was 2,113,405 shares of the Company’s common stock. No grants have been authorized to date by the Company’s Board and the compensation committee under the 2023 Plan.

During July 2024, the Company entered into a twelve-month capital markets advisory agreement (the “CMA Agreement”) under which the Company would compensate the vendor $1,500,000, payable in either cash consideration or stock consideration at the Company’s election. The CMA Agreement provided the vendor with a share reset adjustment such that the vendor would receive additional shares if the five-day VWAP of the Company’s common stock was less than $10.00 per share, subject to a floor of $2.50 per share. At issuance, the Company determined that the obligation would be predominantly settled in a fixed number of shares equal to the floor price of $2.50 per share. Accordingly, the Company determined 600,000 shares of its common stock would be issued to settle its obligation under the CMA Agreement and determined the fair value of the CMA Agreement was $1,428,000 using the closing share price on the date of issuance.

For the year ended December 31, 2024, $659,077 was recognized as selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss for these restricted stock grants. As of December 31, 2024, $768,923 of unrecognized expense is included as a component of prepaid expenses on the accompanying consolidated balance sheets and is expected to be recognized over a weighted average service period of 0.5 years.

Restricted stock grants

During July 2024, the Company entered into a six-month term marketing services agreement under which the company issued 150,000 restricted shares of the Company’s common stock with a fair value of $178,500, as determined on the issuance date using the reported closing share price, as consideration for services to be performed. The restriction is lifted at the time the shares are included on a registration statement that is declared effective.

During December 2024, the Company entered into service agreements with two service providers under which the company issued 100,000 and 35,000 restricted shares of the Company’s common stock with a fair value of $91,000 and $31,850, respectively, as determined on the issuance date using the reported closing share price, as consideration for services to be performed over a four-month and six-month service period, respectively. The restriction on the shares is lifted at the time the shares are included on a registration statement that is declared effective.

As of December 31, 2024, there were 285,000 restricted shares of the Company’s common stock that were issued and outstanding were unvested. For the year ended December 31, 2024, $178,396 was recognized as selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss for these restricted stock grants. As of December 31, 2024, $122,954 of unrecognized expense is included as a component of prepaid expenses on the accompanying consolidated balance sheets and is expected to be recognized over a weighted average service period of 0.2 years. There were no restricted stock grants prior to July 2024.